Consolidated Income Statement (Parenthetical) - Ordinary shares [member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Basic earnings per share attributable to Vale's shareholders	$ 0.55	$ 1.44	$ 1.83
Diluted earnings per share attributable to Vale's shareholders	$ 0.55	$ 1.44	$ 1.83